UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: November 30, 2018

*

This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of this Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
November 30, 2018
MFS®  Diversified Income Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 41.4%
Aerospace – 0.6%
Boeing Co.	30,997	$ 10,748,520
Lockheed Martin Corp.	28,942	8,695,045
		$ 19,443,565
Airlines – 0.4%
Aena S.A.	22,095	$ 3,514,170
Air Canada (a)	535,249	11,682,701
		$ 15,196,871
Alcoholic Beverages – 0.1%
Molson Coors Brewing Co.	74,079	$ 4,872,176
Automotive – 0.4%
Magna International, Inc.	248,967	$ 12,425,395
Biotechnology – 0.2%
Biogen, Inc. (a)	23,018	$ 7,681,567
Broadcasting – 0.2%
Publicis Groupe	105,189	$ 6,235,263
Brokerage & Asset Managers – 0.0%
ASX Ltd.	21,136	$ 934,931
Business Services – 1.0%
DXC Technology Co.	152,300	$ 9,600,992
Equinix, Inc., REIT	63,157	24,333,129
		$ 33,934,121
Chemicals – 0.1%
CF Industries Holdings, Inc.	58,055	$ 2,449,341
LyondellBasell Industries N.V., “A”	25,636	2,392,095
		$ 4,841,436
Computer Software – 0.1%
Adobe, Inc. (a)	19,929	$ 4,999,987
Computer Software - Systems – 0.2%
Hitachi Ltd.	190,200	$ 5,509,207
Construction – 0.1%
Persimmon PLC	142,725	$ 3,455,479
Consumer Products – 0.6%
Kimberly-Clark Corp.	164,532	$ 18,982,057
Electrical Equipment – 0.5%
Schneider Electric S.A.	229,160	$ 16,676,291
Electronics – 0.8%
Samsung Electronics Co. Ltd.	123,619	$ 4,641,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	573,073	21,541,814
		$ 26,182,933

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.8%
Frontera Energy Corp. (a)	72,682	$ 709,856
Marathon Petroleum Corp.	255,063	16,619,905
Phillips 66	90,388	8,453,086
		$ 25,782,847
Energy - Integrated – 0.9%
BP PLC	805,655	$ 5,338,350
China Petroleum & Chemical Corp.	5,742,000	4,880,406
Exxon Mobil Corp.	76,793	6,105,044
Galp Energia SGPS S.A.	396,581	6,516,790
LUKOIL PJSC, ADR	103,123	7,579,541
		$ 30,420,131
Food & Beverages – 0.6%
General Mills, Inc.	95,379	$ 4,035,485
Marine Harvest A.S.A.	401,436	9,392,692
Tyson Foods, Inc., “A”	148,063	8,728,314
		$ 22,156,491
Food & Drug Stores – 0.3%
Coles Group Ltd. (a)	335,715	$ 2,873,331
Wesfarmers Ltd.	335,715	7,761,304
		$ 10,634,635
Insurance – 1.2%
AXA	263,546	$ 6,419,224
MetLife, Inc.	176,576	7,880,587
Prudential Financial, Inc.	67,169	6,297,765
Zurich Insurance Group AG	63,080	19,794,385
		$ 40,391,961
Machinery & Tools – 0.3%
Eaton Corp. PLC	114,619	$ 8,818,786
Major Banks – 0.7%
ABSA Group Ltd.	379,726	$ 4,219,558
China Construction Bank	14,229,000	12,167,585
Royal Bank of Canada	124,940	9,153,104
		$ 25,540,247
Medical & Health Technology & Services – 0.5%
HCA Healthcare, Inc.	102,893	$ 14,815,563
McKesson Corp.	24,814	3,089,343
		$ 17,904,906
Natural Gas - Distribution – 0.2%
ENGIE	390,248	$ 5,504,536
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	268,367	$ 7,044,634
Network & Telecom – 0.2%
Cisco Systems, Inc.	159,413	$ 7,631,100
Other Banks & Diversified Financials – 0.1%
Agricultural Bank of China Ltd., “H”	4,312,000	$ 1,956,015
DBS Group Holdings Ltd.	134,800	2,407,934
		$ 4,363,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.7%
Bayer AG	140,217	$ 10,251,408
Bristol-Myers Squibb Co.	268,501	14,354,063
Eli Lilly & Co.	52,392	6,215,787
Novartis AG	297,631	27,169,717
Pfizer, Inc.	284,279	13,142,218
Roche Holding AG	79,355	20,580,432
		$ 91,713,625
Real Estate – 22.3%
Alexandria Real Estate Equities, Inc., REIT	308,253	$ 38,377,498
American Homes 4 Rent, “A”, REIT	1,235,602	25,737,590
AvalonBay Communities, Inc., REIT	219,599	41,848,981
Boardwalk, REIT	560,016	17,487,724
Boston Properties, Inc., REIT	161,874	21,237,869
Brixmor Property Group Inc., REIT	2,136,102	35,245,683
CK Asset Holdings Ltd.	621,000	4,485,862
Equity Lifestyle Properties, Inc., REIT	375,538	37,377,297
Farmland Partners, Inc., REIT	374,997	2,324,981
Industrial Logistics Properties Trust, REIT	182,198	3,838,912
Life Storage, Inc., REIT	205,168	20,032,604
Medical Properties Trust, Inc., REIT	2,560,913	44,226,968
Mid-America Apartment Communities, Inc., REIT	381,845	39,543,868
Prologis, Inc., REIT	231,787	15,608,537
Public Storage, Inc., REIT	290,052	61,856,490
Rexford Industrial Realty, Inc., REIT	436,245	14,239,037
RPT Realty, REIT	1,826,287	26,097,641
Simon Property Group, Inc., REIT	433,279	80,455,577
STAG Industrial, Inc., REIT	817,395	21,898,012
Starwood Property Trust, Inc., REIT	715,203	15,999,091
Store Capital Corp., REIT	1,200,604	35,970,096
Sun Communities, Inc., REIT	342,180	35,620,938
Urban Edge Properties, REIT	1,337,588	26,671,505
VICI Properties, Inc., REIT	733,025	15,957,954
W.P. Carey, Inc., REIT	207,530	14,060,157
Washington Prime Group, Inc., REIT	1,806,882	11,293,012
Welltower, Inc., REIT	733,112	53,025,991
		$ 760,519,875
Restaurants – 0.3%
Greggs PLC	181,370	$ 3,226,906
Starbucks Corp.	42,225	2,817,252
U.S. Foods Holding Corp. (a)	100,743	3,342,653
		$ 9,386,811
Specialty Chemicals – 0.3%
PTT Global Chemical PLC	3,922,800	$ 9,303,790
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	90,322	$ 14,857,066
KDDI Corp.	622,600	14,611,341
SK Telecom Co. Ltd.	15,080	3,887,371
Vodafone Group PLC	5,230,530	11,259,856
		$ 44,615,634
Telephone Services – 0.3%
TELUS Corp.	176,759	$ 6,344,513
TELUS Corp.	62,158	2,231,472
		$ 8,575,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.5%
Altria Group, Inc.	200,400	$ 10,987,932
Imperial Brands PLC	149,483	4,598,993
Japan Tobacco, Inc.	535,400	13,317,199
Philip Morris International, Inc.	259,923	22,491,137
		$ 51,395,261
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc.	106,762	$ 8,299,678
Exelon Corp.	390,803	18,129,351
SSE PLC	1,041,165	14,534,048
Xcel Energy, Inc.	104,545	5,483,385
		$ 46,446,462
Total Common Stocks		$1,409,522,945
Bonds – 40.2%
Asset-Backed & Securitized – 1.1%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.596% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$3,197,199	$ 3,195,533
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.617% (LIBOR - 3mo. + 1.14%), 10/23/2025 (n)	3,358,000	3,357,463
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,765,887
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,510,462
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,806,362
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	57,869
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.456% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,245,563
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,714,590
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,873,095
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,231,201
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.95% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,367,427
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	679,487
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.636% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,002,221
TICP CLO Ltd., FLR, 3.309% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	3,317,451	3,286,390
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,452,381
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,496,443
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,216,112
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,458,502
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.749% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	612,640	612,576
		$ 37,329,564
Building – 0.0%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$1,133,000	$ 1,028,424
Business Services – 0.1%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$ 1,017,168
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)	1,776,000	1,640,150
		$ 2,657,318
Cable TV – 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$3,818,000	$ 3,870,498
Chemicals – 0.2%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$680,000	$ 673,030
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,835,986
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	1,629,000	1,626,964
Sasol Financing USA LLC, 6.5%, 9/27/2028	1,730,000	1,720,032
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,499,505
		$ 7,355,517
Computer Software – 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$ 461,948

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.0%
Apple, Inc., 3.25%, 2/23/2026		$1,404,000	$ 1,348,820
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$5,300,000	$ 4,717,000
United Technologies Corp., 3.95%, 8/16/2025		1,000,000	987,789
			$ 5,704,789
Construction – 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2019 (a)(d)(n)		$1,409,000	$ 228,963
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)		2,102,000	344,202
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		3,072,000	503,040
			$ 1,076,205
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$1,734,000	$ 1,630,861
Consumer Services – 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$5,224,000	$ 4,779,342
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$2,724,000	$ 2,621,169
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		1,606,000	1,545,373
			$ 4,166,542
Emerging Market Quasi-Sovereign – 4.3%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)		$802,000	$ 739,845
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		3,245,000	3,030,278
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,583,000	1,539,468
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	285,218
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,238,312
Banco do Brasil S.A. (Cayman), 4.625%, 1/15/2025		2,728,000	2,554,772
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR (CMT - 5yr. + 3%) to 8/11/2026 (n)		1,985,000	1,870,882
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		357,000	379,205
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		1,721,000	1,725,386
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		2,469,000	2,397,610
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		1,233,000	1,222,497
Equate Petrochemical B.V., 4.25%, 11/03/2026		1,500,000	1,425,000
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		2,885,000	2,730,653
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		1,043,000	982,193
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		10,026,000	9,265,307
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		3,063,000	2,905,256
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		6,560,000	6,235,346
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		4,085,000	3,893,193
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		6,669,000	6,356,944
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		2,093,000	2,004,048
KazTransGas JSC, 4.375%, 9/26/2027 (n)		7,654,000	7,024,841
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		4,620,000	4,596,946
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,520,966
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,648,977
NTPC Ltd., 7.25%, 5/03/2022		90,000,000	1,217,476
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,027,193
OCP S.A., 6.875%, 4/25/2044		2,448,000	2,476,617
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		2,898,000	2,712,986
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,519,000	2,548,447
Petroamazonas, 4.625%, 11/06/2020 (n)		302,000	282,864
Petrobras Global Finance B.V., 8.75%, 5/23/2026		2,801,000	3,145,523
Petrobras Global Finance B.V., 5.75%, 2/01/2029		2,057,000	1,883,184
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	3,839,102
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	357,662

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos del Peru S.A., 5.625%, 6/19/2047		$4,758,000	$ 4,490,125
Power Finance Corp. Ltd., 6.15%, 12/06/2028 (n)		1,614,000	1,646,020
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		1,120,000	1,137,921
PT Indonesia Asahan Aluminium (Persero), 6.53%, 11/15/2028 (n)		602,000	619,820
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		8,758,000	8,688,401
PT Perusahaan Listrik Negara, 5.375%, 1/25/2029 (n)		1,958,000	1,924,208
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)		1,317,000	1,284,260
REC Ltd., 5.25%, 11/13/2023 (n)		1,656,000	1,680,178
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		8,595,000	8,988,135
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	3,559,410
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		9,526,000	8,984,352
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	3,855,953
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,926,000	2,997,593
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020		4,312,000	4,474,131
			$ 146,394,704
Emerging Market Sovereign – 9.1%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$2,754,000	$ 2,698,920
Arab Republic of Egypt, 6.125%, 1/31/2022		8,324,000	8,157,520
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	2,884,498
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	1,827,975
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	1,830,004
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		4,360,000	3,916,012
Arab Republic of Egypt, 8.5%, 1/31/2047		640,000	583,085
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,182,542
Dominican Republic, 6.875%, 1/29/2026		5,450,000	5,640,750
Dominican Republic, 5.95%, 1/25/2027		3,057,000	2,999,681
Dominican Republic, 6%, 7/19/2028 (n)		5,087,000	4,978,901
Dominican Republic, 6.5%, 2/15/2048 (n)		4,694,000	4,318,480
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	412,481
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	546,785
Federal Republic of Ethiopia, 6.625%, 12/11/2024		3,885,000	3,665,808
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		1,927,000	1,855,585
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,240,961
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	972,896
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		1,425,000	1,223,534
Government of Jamaica, 7.875%, 7/28/2045		432,000	488,159
Government of Papua New Guinea, 8.375%, 10/04/2028 (n)		1,573,000	1,557,270
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	3,710,650
Government of Ukraine, 8.994%, 2/01/2024 (n)		1,928,000	1,817,487
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,315,300
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	1,781,000
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,271,651
Government of Ukraine, 7.75%, 9/01/2025		8,296,000	7,248,315
Government of Ukraine, 7.75%, 9/01/2026		3,351,000	2,882,061
Islamic Republic of Pakistan, 6.875%, 12/05/2027		6,946,000	6,175,411
Ivory Coast, 5.75%, 12/31/2032		2,635,325	2,328,310
Kingdom of Morocco, 5.5%, 12/11/2042		1,248,000	1,242,514
Oriental Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,128,320
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	3,453,092
Republic of Angola, 9.5%, 11/12/2025		1,435,000	1,514,043
Republic of Angola, 8.25%, 5/09/2028 (n)		6,528,000	6,296,073
Republic of Argentina, 0%, 1/31/2019	ARS	44,009,000	1,291,977
Republic of Argentina, 6.875%, 4/22/2021		$4,987,000	4,705,234
Republic of Argentina, 4.625%, 1/11/2023		7,576,000	6,322,172
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	2,485,901
Republic of Argentina, 6.875%, 1/26/2027		4,875,000	3,926,861
Republic of Argentina, 5.875%, 1/11/2028		8,660,000	6,482,097
Republic of Argentina, 2.5%, 12/31/2038		3,066,000	1,692,432

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Argentina, 7.625%, 4/22/2046		$3,061,000	$ 2,330,982
Republic of Argentina, FLR, 65.509% (Argentina Badlar - 7 Day), 6/21/2020	ARS	88,124,000	2,402,455
Republic of Belarus, 7.625%, 6/29/2027 (n)		$2,102,000	2,117,319
Republic of Chile, 3.86%, 6/21/2047		424,000	384,356
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,277,788
Republic of Colombia, 4.5%, 3/15/2029		1,844,000	1,803,450
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	2,740,793
Republic of Colombia, 5%, 6/15/2045		10,711,000	10,004,074
Republic of Costa Rica, 7%, 4/04/2044		247,000	214,747
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,438,701
Republic of Ecuador, 7.95%, 6/20/2024		$5,425,000	4,868,937
Republic of Ecuador, 9.625%, 6/02/2027		2,693,000	2,505,298
Republic of Ecuador, 7.875%, 1/23/2028 (n)		692,000	582,456
Republic of Ecuador, 7.875%, 1/23/2028		5,453,000	4,589,790
Republic of El Salvador, 6.375%, 1/18/2027		1,770,000	1,601,850
Republic of El Salvador, 7.625%, 2/01/2041		4,133,000	3,797,194
Republic of Hungary, 5.75%, 11/22/2023		3,988,000	4,242,275
Republic of Hungary, 5.375%, 3/25/2024		11,712,000	12,329,176
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	4,916,770
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	7,752,314
Republic of Indonesia, 4.1%, 4/24/2028		1,749,000	1,671,813
Republic of Indonesia, 7.5%, 5/15/2038	IDR	52,848,000,000	3,465,927
Republic of Indonesia, 6.75%, 1/15/2044 (n)		$1,060,000	1,224,195
Republic of Kenya, 6.875%, 6/24/2024		3,222,000	3,023,203
Republic of Kenya, 7.25%, 2/28/2028 (n)		3,480,000	3,109,798
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,698,666
Republic of Panama, 3.875%, 3/17/2028		2,654,000	2,582,369
Republic of Panama, 4.5%, 4/16/2050		1,283,000	1,196,398
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,037,880
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,128,927
Republic of Paraguay, 5.6%, 3/13/2048		1,014,000	958,737
Republic of Rwanda, 6.625%, 5/02/2023		1,257,000	1,241,388
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	1,961,205
Republic of South Africa, 4.875%, 4/14/2026		$5,118,000	4,772,535
Republic of South Africa, 4.85%, 9/27/2027		3,468,000	3,155,637
Republic of South Africa, 5.875%, 6/22/2030		4,330,000	4,092,110
Republic of South Africa, 5.65%, 9/27/2047		4,533,000	3,877,256
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		810,000	724,961
Republic of Sri Lanka, 6.125%, 6/03/2025		7,062,000	6,098,037
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,131,621
Republic of Turkey, 7.25%, 12/23/2023		3,934,000	3,904,495
Republic of Turkey, 5.75%, 3/22/2024		5,759,000	5,332,604
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	1,955,992
Republic of Turkey, 6%, 3/25/2027		13,331,000	11,946,842
Republic of Turkey, 5.125%, 2/17/2028		1,828,000	1,532,412
Republic of Turkey, 6.125%, 10/24/2028		1,329,000	1,177,467
Republic of Turkey, 6.875%, 3/17/2036		3,197,000	2,806,685
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,256,522
Russian Federation, 4.25%, 6/23/2027		3,600,000	3,363,494
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	7,273,360
Russian Federation, 5.25%, 6/23/2047 (n)		800,000	729,968
Russian Federation, 5.25%, 6/23/2047		2,400,000	2,189,904
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,543,000	1,544,318
State of Qatar, 5.103%, 4/23/2048 (n)		4,896,000	4,962,449
United Mexican States, 3.75%, 1/11/2028		2,895,000	2,677,875
United Mexican States, 8.5%, 5/31/2029	MXN	88,240,000	4,122,281
			$ 310,882,804

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.2%
Afren PLC, 11.5%, 2/01/2019 (a)(d)(z)		$200,000	$ 72
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		1,986,000	2,007,846
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		1,526,000	1,542,786
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,930,612
			$ 5,481,316
Energy - Integrated – 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$901,000	$ 839,065
Food & Beverages – 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$3,037,000	$ 2,975,495
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		800,000	786,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,145,000	1,207,975
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,010,000	1,065,550
Marb Bondco PLC, 7%, 3/15/2024 (n)		1,648,000	1,555,300
MHP Lux S.A., 6.95%, 4/03/2026 (n)		3,200,000	2,763,789
			$ 10,354,109
Gaming & Lodging – 0.1%
Sands China Ltd., 5.4%, 8/08/2028 (n)		$2,871,000	$ 2,741,312
Industrial – 0.0%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)		$1,412,000	$ 1,246,814
International Market Sovereign – 0.2%
Government of Bermuda, 4.75%, 2/15/2029 (n)		$1,582,000	$ 1,578,045
Government of Japan, 0%, 12/20/2018	JPY	628,750,000	5,539,303
			$ 7,117,348
Local Authorities – 0.3%
Buenos Aires Province, 7.5%, 6/01/2027 (n)		$1,989,000	$ 1,742,762
Province of Santa Fe, 6.9%, 11/01/2027		2,012,000	1,498,960
Provincia de Cordoba, 7.125%, 6/10/2021		7,306,000	6,706,908
			$ 9,948,630
Major Banks – 0.1%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023		$2,175,000	$ 2,120,608
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		829,000	804,535
			$ 2,925,143
Medical & Health Technology & Services – 0.1%
Montefiore Obligated Group, 5.246%, 11/01/2048		$3,192,000	$ 3,249,102
Metals & Mining – 0.1%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		$682,000	$ 629,998
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022		2,699,000	2,493,201
			$ 3,123,199
Mortgage-Backed – 11.9%
Fannie Mae, 5.51%, 3/01/2019		$103,720	$ 103,497
Fannie Mae, 4.5%, 6/01/2019 - 8/01/2046		27,750,105	28,832,205
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040		5,471,945	5,900,180
Fannie Mae, 4.785%, 8/01/2019		59,353	59,914
Fannie Mae, 5.05%, 8/01/2019		21,627	21,824
Fannie Mae, 4.6%, 9/01/2019		117,804	118,915
Fannie Mae, 4.67%, 9/01/2019		26,457	26,742
Fannie Mae, 5%, 9/01/2019 - 3/01/2042		7,070,062	7,492,597
Fannie Mae, 4.45%, 10/01/2019		81,378	82,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.14%, 8/01/2020	$38,249	$ 38,840
Fannie Mae, 5.19%, 9/01/2020	83,557	84,785
Fannie Mae, 3.416%, 10/01/2020	545,639	548,022
Fannie Mae, 4.58%, 1/01/2021	397,784	403,864
Fannie Mae, 3.99%, 7/01/2021	660,255	671,777
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	370,715	403,529
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,247,788
Fannie Mae, 2.41%, 5/01/2023	226,566	220,038
Fannie Mae, 2.55%, 5/01/2023	195,444	190,895
Fannie Mae, 2.62%, 5/01/2023	268,652	263,142
Fannie Mae, 3.65%, 9/01/2023	791,078	801,284
Fannie Mae, 3.78%, 10/01/2023	464,339	471,647
Fannie Mae, 3.92%, 10/01/2023	987,000	1,011,879
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2047	63,518,722	62,530,388
Fannie Mae, 2.7%, 7/01/2025	680,000	653,919
Fannie Mae, 3.59%, 9/01/2026	364,937	366,954
Fannie Mae, 2.597%, 12/25/2026	3,827,000	3,556,107
Fannie Mae, 3.043%, 3/25/2028	2,027,000	1,926,162
Fannie Mae, 3.23%, 1/01/2029	4,081,629	3,974,225
Fannie Mae, 4.01%, 1/01/2029	695,827	716,080
Fannie Mae, 4.96%, 6/01/2030	1,120,571	1,209,300
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	21,078,527	20,407,024
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	101,162	111,164
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	63,711,133	64,430,575
Fannie Mae, 2%, 5/25/2044	1,189,557	1,131,700
Fannie Mae, TBA, 2.5%, 12/01/2033	1,375,000	1,325,962
Fannie Mae, TBA, 3%, 12/01/2033	5,600,000	5,524,977
Fannie Mae, TBA, 3.5%, 12/01/2033	4,825,000	4,838,382
Freddie Mac, 2.13%, 1/25/2019	1,040,313	1,037,906
Freddie Mac, 2.086%, 3/25/2019	1,136,918	1,133,603
Freddie Mac, 5.085%, 3/25/2019	2,128,006	2,130,090
Freddie Mac, 1.883%, 5/25/2019	928,010	924,089
Freddie Mac, 2.456%, 8/25/2019	1,442,279	1,436,916
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,492,502
Freddie Mac, 4.251%, 1/25/2020	400,000	403,913
Freddie Mac, 4.224%, 3/25/2020	311,248	314,584
Freddie Mac, 5%, 5/01/2020 - 6/01/2040	169,290	175,762
Freddie Mac, 3.808%, 8/25/2020	806,000	811,493
Freddie Mac, 3.034%, 10/25/2020	502,632	500,788
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,423,169
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	428,265	470,309
Freddie Mac, 2.791%, 1/25/2022	2,010,000	1,983,210
Freddie Mac, 2.455%, 3/25/2022	1,593,399	1,565,674
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,273,970
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,658,715
Freddie Mac, 2.637%, 1/25/2023	1,000,000	977,126
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,280,093
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,700,951
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,250,241
Freddie Mac, 3.06%, 7/25/2023	886,000	877,477
Freddie Mac, 3.458%, 8/25/2023	675,000	679,134
Freddie Mac, 1.018%, 4/25/2024 (i)	21,358,929	821,266
Freddie Mac, 0.747%, 7/25/2024 (i)	25,013,940	719,028
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,030,876
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,589,432
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,689,974	2,796,523
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,462,905
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,058,513
Freddie Mac, 3.023%, 1/25/2025	1,000,000	981,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.329%, 5/25/2025	$5,166,000	$ 5,142,655
Freddie Mac, 3.284%, 6/25/2025	5,000,000	4,970,156
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,983,532	3,019,596
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,735,876
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,126,477
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,255,354
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,151,831
Freddie Mac, 3.243%, 4/25/2027	3,546,000	3,458,641
Freddie Mac, 3.117%, 6/25/2027	2,090,000	2,018,632
Freddie Mac, 0.713%, 7/25/2027 (i)	45,778,856	1,948,348
Freddie Mac, 3.194%, 7/25/2027	3,516,000	3,410,433
Freddie Mac, 0.568%, 8/25/2027 (i)	35,149,775	1,136,856
Freddie Mac, 3.187%, 9/25/2027	2,414,000	2,338,174
Freddie Mac, 3.286%, 11/25/2027	3,301,000	3,215,125
Freddie Mac, 3.444%, 12/25/2027	1,076,000	1,060,725
Freddie Mac, 0.427%, 1/25/2028 (i)	64,211,885	1,606,119
Freddie Mac, 0.434%, 1/25/2028 (i)	26,466,269	682,279
Freddie Mac, 0.27%, 2/25/2028 (i)	79,177,576	1,064,067
Freddie Mac, 0.263%, 4/25/2028 (i)	50,791,719	640,072
Freddie Mac, 3.85%, 5/25/2028	2,253,000	2,287,168
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	761,906	822,774
Freddie Mac, 6.5%, 5/01/2037	15,505	16,997
Freddie Mac, 3.5%, 11/01/2037 - 1/01/2047	27,436,688	27,051,269
Freddie Mac, 3%, 1/01/2038 - 3/01/2047	28,924,157	27,687,269
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	315,326	339,851
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	5,073,038	5,304,121
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	249,060	253,797
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	8,840,975	8,780,926
Ginnie Mae, 3%, 11/20/2047 - 10/20/2048	16,651,028	16,038,437
Ginnie Mae, 6.158%, 4/20/2058	3,452	3,606
Ginnie Mae, 0.659%, 2/16/2059 (i)	3,218,095	191,912
Ginnie Mae, TBA, 3%, 12/01/2048	1,525,000	1,467,842
Ginnie Mae, TBA, 3.5%, 12/01/2048	2,100,000	2,075,760
		$ 406,963,032
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$6,363,000	$ 5,384,243
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,391,125
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,328,968
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	70,757
		$ 10,175,093
Natural Gas - Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$ 4,574,935
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)	4,200,000	3,113,250
		$ 7,688,185
Natural Gas - Pipeline – 0.2%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$ 3,525,570
Peru LNG, 5.375%, 3/22/2030	1,542,000	1,491,885
		$ 5,017,455
Network & Telecom – 0.4%
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)	$1,212,000	$ 1,171,859
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	4,648,903
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,470,992
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,800,000	3,724,606
		$ 13,016,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.0%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	$624,000	$ 585,000
Oils – 0.1%
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	$1,550,000	$ 1,495,057
Other Banks & Diversified Financials – 0.4%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)	$4,000,000	$ 3,986,090
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,122,917
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,541,322
Kazkommertsbank JSC, 5.5%, 12/21/2022	8,000,000	7,928,000
		$ 14,578,329
Pollution Control – 0.1%
Aegea Finance, 5.75%, 10/10/2024 (n)	$1,617,000	$ 1,536,166
Restaurants – 0.1%
Starbucks Corp., 3.8%, 8/15/2025	$2,396,000	$ 2,356,112
Supermarkets – 0.1%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	$1,552,000	$ 1,528,968
Evrotorg LLC, 8.75%, 10/30/2022 (n)	1,028,000	1,012,745
		$ 2,541,713
Supranational – 0.0%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$ 582,372
Tobacco – 0.1%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,508,000	$ 1,427,850
Transportation - Services – 0.2%
JSL Europe S.A., 7.75%, 7/26/2024 (n)	$1,777,000	$ 1,648,168
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,585,748
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	1,231,000	1,164,846
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	651,592
Topaz Marine S.A., 9.125%, 7/26/2022	1,340,000	1,363,450
		$ 7,413,804
U.S. Government Agencies and Equivalents – 1.2%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$ 717,845
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,658,929
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,694,148
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,703,393
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,403,858
Freddie Mac, 1.5%, 10/21/2019	9,000,000	8,899,884
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	982,406
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,098,624
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	415,232
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	1,976,008
Small Business Administration, 6.34%, 5/01/2021	11,443	11,654
Small Business Administration, 6.07%, 3/01/2022	14,146	14,483
Small Business Administration, 5.16%, 2/01/2028	61,488	63,547
Small Business Administration, 2.21%, 2/01/2033	240,421	229,156
Small Business Administration, 2.22%, 3/01/2033	441,613	420,850
Small Business Administration, 3.15%, 7/01/2033	499,547	500,024
Small Business Administration, 3.16%, 8/01/2033	566,896	567,899
Small Business Administration, 3.62%, 9/01/2033	484,497	491,191
		$ 40,849,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 7.2%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$ 133,369
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,537,731
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,583,020
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	478,302
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	8,859,837
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	16,111,585
U.S. Treasury Bonds, 2.5%, 2/15/2045	33,851,000	29,010,043
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	10,880,374
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	17,937,241
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,061,568
U.S. Treasury Notes, 2%, 11/30/2020	20,044,000	19,724,549
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,774,499
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	73,585,820
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,807,391
U.S. Treasury Notes, 2.5%, 8/15/2023	29,025,000	28,562,414
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,804,986
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,588,594
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	1,942,369
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,428,114
		$ 246,811,806
Utilities - Electric Power – 0.9%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	$3,114,000	$ 2,889,512
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,269,875
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	1,935,955
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	716,288
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,226,350
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,720,690
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	1,168,750
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	7,661,000	6,846,636
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,448,632
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,532,364
Transelec S.A., 4.25%, 1/14/2025	1,953,000	1,879,782
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,492,726
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	783,927
		$ 29,911,487
Utilities - Gas – 0.0%
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	$1,259,000	$ 1,230,685
Total Bonds		$1,369,893,011
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	28,614	$ 1,436,423
NextEra Energy, Inc., 6.123%	27,684	1,644,429
Total Convertible Preferred Stocks		$ 3,080,852
Investment Companies (h) – 17.1%
Bond Funds – 16.7%
MFS High Yield Pooled Portfolio (v)	64,836,525	$ 569,913,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.31% (v)	14,013,312	$ 14,013,312
Total Investment Companies		$ 583,926,365

Other Assets, Less Liabilities – 1.2%		42,032,769
Net Assets – 100.0%		$3,408,455,942
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $583,926,365 and $2,782,496,808, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $277,435,876, representing 8.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2019	11/20/15	$194,048	$72
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	12,278,000	USD	3,138,971	JPMorgan Chase Bank N.A.	12/04/2018	$36,100
IDR	207,191,898,000	USD	13,762,331	JPMorgan Chase Bank N.A.	2/06/2019	587,572
INR	375,947,000	USD	5,260,582	Barclays Bank PLC	2/26/2019	83,530
PHP	170,349,000	USD	3,213,526	JPMorgan Chase Bank N.A.	2/19/2019	18,457
THB	105,623,000	USD	3,201,667	JPMorgan Chase Bank N.A.	2/13/2019	11,040
TRY	25,711,000	USD	4,202,133	Barclays Bank PLC	1/11/2019	620,529
TRY	5,565,000	USD	899,857	BNP Paribas S.A.	1/11/2019	143,981
ZAR	77,848,059	USD	5,541,182	JPMorgan Chase Bank N.A.	1/11/2019	49,751
USD	8,572,502	BRL	32,763,000	Barclays Bank PLC	12/04/2018	100,043
USD	2,234,263	BRL	8,536,000	JPMorgan Chase Bank N.A.	12/04/2018	26,866
USD	5,041,538	EUR	4,315,000	Goldman Sachs International	1/11/2019	137,256
USD	15,897,734	JPY	1,781,100,000	Goldman Sachs International	1/22/2019	130,639
USD	8,260,638	JPY	923,227,058	State Street Bank Corp.	1/15/2019	92,492
USD	4,658,519	MXN	91,774,691	Goldman Sachs International	1/11/2019	176,467
						$ 2,214,723
Liability Derivatives
BRL	20,492,000	USD	5,295,228	Barclays Bank PLC	2/04/2019	$(15,615)
BRL	16,912,000	USD	4,486,537	Barclays Bank PLC	12/04/2018	(113,121)
BRL	12,109,000	USD	3,211,936	JPMorgan Chase Bank N.A.	12/04/2018	(80,568)
ZAR	41,720,000	USD	3,046,202	Goldman Sachs International	1/11/2019	(49,934)
USD	10,602,982	IDR	158,694,825,000	Barclays Bank PLC	2/06/2019	(388,063)
USD	3,238,300	IDR	48,509,734,000	JPMorgan Chase Bank N.A.	2/06/2019	(121,436)
USD	2,717,005	INR	203,846,000	JPMorgan Chase Bank N.A.	2/04/2019	(187,414)
USD	15,727,311	JPY	1,781,000,000	Goldman Sachs International	1/07/2019	(19,580)
USD	23,697,332	JPY	2,681,000,000	Goldman Sachs International	1/08/2019	(8,941)
USD	3,212,543	THB	105,622,000	JPMorgan Chase Bank N.A.	2/13/2019	(134)
USD	2,996,889	ZAR	43,774,099	Deutsche Bank AG	1/11/2019	(146,902)
USD	2,201,071	ZAR	32,438,000	JPMorgan Chase Bank N.A.	1/11/2019	(128,578)
						$(1,260,286)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	159	$18,993,047	March – 2019	$56,868
U.S. Treasury Note 2 yr	Long	USD	146	30,803,719	March – 2019	6,328
U.S. Treasury Note 5 yr	Long	USD	38	4,292,515	March – 2019	7,882
						$71,078
At November 30, 2018, the fund had liquid securities with an aggregate value of $167,061 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,056,022,184	$—	$—	$1,056,022,184
Switzerland	40,374,817	27,169,717	—	67,544,534
Canada	59,324,910	—	—	59,324,910
United Kingdom	34,587,733	7,825,898	—	42,413,631
France	29,330,778	5,504,536	—	34,835,314
Japan	33,437,747	—	—	33,437,747
Taiwan	21,541,814	—	—	21,541,814
China	4,880,406	14,123,600	—	19,004,006
Australia	2,873,330	8,696,236	—	11,569,566
Other Countries	47,973,635	18,936,456	—	66,910,091
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	287,660,937	—	287,660,937
Non-U.S. Sovereign Debt	—	464,977,228	—	464,977,228
Municipal Bonds	—	10,175,093	—	10,175,093
U.S. Corporate Bonds	—	16,800,475	—	16,800,475
Residential Mortgage-Backed Securities	—	406,963,032	—	406,963,032
Commercial Mortgage-Backed Securities	—	18,031,190	—	18,031,190
Asset-Backed Securities (including CDOs)	—	19,298,374	—	19,298,374
Foreign Bonds	—	145,986,682	—	145,986,682
Mutual Funds	583,926,365	—	—	583,926,365
Total	$1,914,273,719	$1,452,149,454	$—	$3,366,423,173
Other Financial Instruments
Futures Contracts - Assets	$71,078	$—	$—	$71,078
Forward Foreign Currency Exchange Contracts - Assets	—	2,214,723	—	2,214,723
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,260,286)	—	(1,260,286)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	91,720,629	3,574,089	(30,458,193)	64,836,525
MFS Institutional Money Market Portfolio	31,460,646	481,438,753	(498,886,087)	14,013,312
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(12,693,561)	$(15,989,425)	$—	$29,193,801	$569,913,053
MFS Institutional Money Market Portfolio	218	1,370	—	871,215	14,013,312
	$(12,693,343)	$(15,988,055)	$—	$30,065,016	$583,926,365

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
United States	68.5%
Canada	2.4%
Switzerland	2.1%
United Kingdom	1.6%
Argentina	1.3%
France	1.2%
Japan	1.1%
China	1.1%
Kazakhstan	1.1%
Other Countries	19.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
November 30, 2018
MFS®  Government
Securities Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.1%
Asset-Backed & Securitized – 4.7%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.596% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)		$7,406,780	$ 7,402,921
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.617% (LIBOR - 3mo. + 1.14%), 10/23/2025 (n)		7,779,000	7,777,755
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048		1,000,000	970,487
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047		1,000,000	1,006,556
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		4,990,000	4,866,824
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		3,135,000	3,120,332
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050		5,300,000	5,318,734
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		5,351,861	5,163,931
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057		5,341,994	5,254,249
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.456% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		6,145,237	6,086,470
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		5,951,000	5,830,587
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		5,409,775	5,336,624
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.95% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		5,711,934	5,655,808
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		1,650,987	1,600,610
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.636% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		4,840,622	4,783,328
TICP CLO Ltd., FLR, 3.309% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		8,140,500	8,064,280
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		3,494,000	3,371,841
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		5,531,348	5,456,939
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		2,177,277	2,104,355
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.749% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)		1,550,932	1,550,769
			$ 90,723,400
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023		$4,048,000	$ 3,913,971
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022		$5,063,000	$ 4,854,217
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025		$1,640,000	$ 1,591,587
Computer Software - Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026		$5,398,000	$ 5,185,847
Conglomerates – 0.1%
United Technologies Corp., 3.95%, 8/16/2025		$2,647,000	$ 2,614,677
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$4,386,000	$ 4,125,118
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$7,275,000	$ 7,127,668
International Market Sovereign – 0.7%
Government of Japan, 0%, 12/20/2018	JPY	1,554,250,000	$ 13,692,982
Major Banks – 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023		$3,275,000	$ 3,193,100
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		2,120,000	2,057,434
			$ 5,250,534
Medical & Health Technology & Services – 0.4%
Montefiore Obligated Group, 5.246%, 11/01/2048		$7,884,000	$ 8,025,039
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 53.4%
Fannie Mae, 5.6%, 1/01/2019	$728,898	$ 728,815
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	18,612,732	19,704,977
Fannie Mae, 5.28%, 4/01/2019	596,715	599,326
Fannie Mae, 4.84%, 5/01/2019	582,773	585,414
Fannie Mae, 5.5%, 5/01/2019 - 12/01/2038	17,919,263	19,263,223
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	61,243,529	63,677,085
Fannie Mae, 4.785%, 8/01/2019	2,743,475	2,769,403
Fannie Mae, 5.05%, 8/01/2019	651,408	657,326
Fannie Mae, 4.67%, 9/01/2019	1,114,989	1,126,993
Fannie Mae, 4.94%, 9/01/2019	377,565	381,201
Fannie Mae, 4.14%, 8/01/2020	1,283,996	1,303,838
Fannie Mae, 5.19%, 9/01/2020	1,508,525	1,530,691
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	4,754,383	5,176,279
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,556,637
Fannie Mae, 2.41%, 5/01/2023	1,465,488	1,423,262
Fannie Mae, 2.55%, 5/01/2023	1,262,318	1,232,939
Fannie Mae, 2.59%, 5/01/2023	801,942	784,501
Fannie Mae, 3.78%, 10/01/2023	890,603	904,619
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	104,308,027	102,804,164
Fannie Mae, 3.59%, 9/01/2026	1,021,635	1,027,282
Fannie Mae, 2.28%, 11/01/2026	917,592	850,602
Fannie Mae, 2.597%, 12/25/2026	10,346,000	9,613,660
Fannie Mae, 3.043%, 3/25/2028	4,554,000	4,327,451
Fannie Mae, 3.23%, 1/01/2029	2,721,086	2,649,483
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	54,729,387	52,981,816
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,977,429	2,179,329
Fannie Mae, 4%, 9/01/2040 - 10/01/2048	139,049,089	140,754,497
Fannie Mae, 2%, 5/25/2044	2,767,949	2,633,325
Fannie Mae, TBA, 2.5%, 12/01/2033	3,375,000	3,254,634
Fannie Mae, TBA, 3%, 12/01/2033	13,700,000	13,516,461
Fannie Mae, TBA, 3.5%, 12/01/2033 - 12/25/2048	17,875,000	17,790,572
Freddie Mac, 2.13%, 1/25/2019	6,182,433	6,168,128
Freddie Mac, 5.085%, 3/25/2019	6,763,315	6,769,938
Freddie Mac, 1.883%, 5/25/2019	1,020,811	1,016,498
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,445,635	3,735,527
Freddie Mac, 2.456%, 8/25/2019	3,366,685	3,354,166
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,814,774
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,136,382
Freddie Mac, 2.313%, 3/25/2020	6,817,915	6,762,084
Freddie Mac, 4.224%, 3/25/2020	4,164,055	4,208,686
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	7,058,598	7,468,247
Freddie Mac, 3.808%, 8/25/2020	2,877,000	2,896,607
Freddie Mac, 3.034%, 10/25/2020	5,391,596	5,371,822
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,688,321
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	5,109,316	5,495,959
Freddie Mac, 2.791%, 1/25/2022	6,917,000	6,824,808
Freddie Mac, 2.455%, 3/25/2022	3,784,431	3,718,584
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,658,291
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	9,947,411	10,332,834
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,464,249
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,616,152
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,005,034
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	12,396,912
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,442,561
Freddie Mac, 3.531%, 7/25/2023	240,000	242,288
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,628,171
Freddie Mac, 1.018%, 4/25/2024 (i)	55,144,760	2,120,355
Freddie Mac, 0.747%, 7/25/2024 (i)	60,596,631	1,741,856
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,694,286
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.064%, 8/25/2024	$6,098,509	$ 6,011,634
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,399,148
Freddie Mac, 2.811%, 1/25/2025	9,000,000	8,718,409
Freddie Mac, 3.329%, 5/25/2025	9,024,000	8,983,221
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	8,773,095	8,893,709
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,592,567
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,208,560
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,430,859
Freddie Mac, 3.224%, 3/25/2027	8,182,000	7,991,411
Freddie Mac, 3.243%, 4/25/2027	7,213,000	7,035,302
Freddie Mac, 3.117%, 6/25/2027	5,518,817	5,330,363
Freddie Mac, 0.713%, 7/25/2027 (i)	106,712,249	4,541,673
Freddie Mac, 3.194%, 7/25/2027	8,176,000	7,930,518
Freddie Mac, 0.568%, 8/25/2027 (i)	85,072,440	2,751,515
Freddie Mac, 3.187%, 9/25/2027	19,816,000	19,193,562
Freddie Mac, 3.286%, 11/25/2027	7,673,000	7,473,389
Freddie Mac, 3.444%, 12/25/2027	2,558,000	2,521,687
Freddie Mac, 0.427%, 1/25/2028 (i)	152,122,320	3,805,005
Freddie Mac, 0.434%, 1/25/2028 (i)	62,602,723	1,613,848
Freddie Mac, 0.27%, 2/25/2028 (i)	177,866,246	2,390,344
Freddie Mac, 0.263%, 4/25/2028 (i)	114,213,071	1,439,302
Freddie Mac, 3.85%, 5/25/2028	5,062,000	5,138,767
Freddie Mac, 6.5%, 5/01/2037	337,873	370,387
Freddie Mac, 3.5%, 11/01/2037 - 1/01/2047	89,393,012	88,202,889
Freddie Mac, 3%, 1/01/2038 - 11/01/2046	59,813,171	57,340,819
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	3,930,719	4,231,685
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	10,311,778	10,773,341
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,168,490	2,208,390
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	20,107,761	19,986,638
Ginnie Mae, 3%, 7/20/2047 - 10/20/2048	36,660,259	35,311,616
Ginnie Mae, 6.158%, 4/20/2058	81,778	85,422
Ginnie Mae, 0.659%, 2/16/2059 (i)	8,113,918	483,876
Ginnie Mae, TBA, 3%, 12/01/2048	30,000,000	28,875,585
Ginnie Mae, TBA, 3.5%, 12/01/2048	26,100,000	25,798,728
		$ 1,033,627,494
Municipals – 1.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$14,792,000	$ 12,516,695
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,770,983
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,055,278
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,243,020
		$ 25,585,976
Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$ 4,185,595
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	4,978,910
		$ 9,164,505
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025	$6,062,000	$ 5,961,081
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$ 3,186,520
Tobacco – 0.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$4,264,000	$ 4,037,370
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 2.4%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$ 4,006,325
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,241,174
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,203,626
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,506,253
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,631,406
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,665,884
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,050,816
Small Business Administration, 6.35%, 4/01/2021	45,274	46,228
Small Business Administration, 6.34%, 5/01/2021	74,377	75,751
Small Business Administration, 6.44%, 6/01/2021	60,464	61,739
Small Business Administration, 6.625%, 7/01/2021	87,330	89,152
Small Business Administration, 6.07%, 3/01/2022	102,661	105,106
Small Business Administration, 4.98%, 11/01/2023	146,387	150,491
Small Business Administration, 4.89%, 12/01/2023	364,649	372,697
Small Business Administration, 4.77%, 4/01/2024	410,488	418,991
Small Business Administration, 5.52%, 6/01/2024	192,763	198,310
Small Business Administration, 4.99%, 9/01/2024	374,444	384,033
Small Business Administration, 4.86%, 10/01/2024	186,172	189,968
Small Business Administration, 4.86%, 1/01/2025	521,112	532,415
Small Business Administration, 5.11%, 4/01/2025	305,445	312,694
Small Business Administration, 2.21%, 2/01/2033	1,913,260	1,823,606
Small Business Administration, 2.22%, 3/01/2033	3,367,649	3,209,316
Small Business Administration, 3.15%, 7/01/2033	3,128,184	3,131,174
Small Business Administration, 3.16%, 8/01/2033	1,133,791	1,135,798
Small Business Administration, 3.62%, 9/01/2033	1,211,241	1,227,977
		$ 45,770,930
U.S. Treasury Obligations – 31.0%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$ 1,659,210
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,112,647
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,237,861
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,905,191
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,438,484
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	14,225,374
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	9,452,147
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	25,521,652
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	83,970,666
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	24,142,324
U.S. Treasury Notes, 1%, 6/30/2019	37,559,000	37,217,155
U.S. Treasury Notes, 1.625%, 6/30/2019	8,983,000	8,932,822
U.S. Treasury Notes, 2.25%, 3/31/2020	27,500,000	27,303,418
U.S. Treasury Notes, 2.625%, 8/15/2020	28,222,000	28,127,192
U.S. Treasury Notes, 2%, 11/30/2020	2,004,000	1,972,061
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	93,910,314
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	13,520,144
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	134,494,774
U.S. Treasury Notes, 2.875%, 7/31/2025	67,640,000	67,444,478
U.S. Treasury Notes, 2%, 11/15/2026	5,204,000	4,847,851
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	9,946,718
		$ 600,382,483
Utilities - Electric Power – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$ 4,906,661
Total Bonds		$1,879,728,060
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,324,625	$ 1,324,625

Other Assets, Less Liabilities – 2.8%		54,387,507
Net Assets – 100.0%		$1,935,440,192
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,324,625 and $1,879,728,060, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,932,763, representing 3.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 11/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	19,541,482	JPY	2,197,000,000	Goldman Sachs International	1/22/2019	$92,654
USD	39,123,283	JPY	4,400,000,000	JPMorgan Chase Bank N.A.	1/22/2019	172,512
						$265,166
Liability Derivatives
USD	38,872,331	JPY	4,402,000,000	Goldman Sachs International	1/07/2019	$(48,396)
USD	58,505,274	JPY	6,619,000,000	Goldman Sachs International	1/08/2019	(22,076)
						$ (70,472)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	147	$17,559,609	March – 2019	$64,927
U.S. Treasury Note 2 yr	Long	USD	800	168,787,500	March – 2019	67,489
						$132,416
5

Portfolio of Investments (unaudited) – continued
At November 30, 2018, the fund had liquid securities with an aggregate value of $339,501 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
7

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$646,153,413	$—	$646,153,413
Non-U.S. Sovereign Debt	—	16,879,502	—	16,879,502
Municipal Bonds	—	25,585,976	—	25,585,976
U.S. Corporate Bonds	—	42,467,186	—	42,467,186
Residential Mortgage-Backed Securities	—	1,033,627,494	—	1,033,627,494
Commercial Mortgage-Backed Securities	—	44,065,443	—	44,065,443
Asset-Backed Securities (including CDOs)	—	46,657,957	—	46,657,957
Foreign Bonds	—	24,291,089	—	24,291,089
Mutual Funds	1,324,625	—	—	1,324,625
Total	$1,324,625	$1,879,728,060	$—	$1,881,052,685
Other Financial Instruments
Futures - Assets	$132,416	$—	$—	$132,416
Forward Currency Contracts - Assets	—	265,166	—	265,166
Forward Currency Contracts - Liabilities	—	(70,472)	—	(70,472)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	85,684,720	359,832,351	(444,192,446)	1,324,625
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$721	$—	$—	$894,836	$1,324,625

8

Quarterly Report
November 30, 2018
MFS®  New Discovery Value Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace – 1.5%
CACI International, Inc., “A” (a)	80,102	$ 13,209,621
ManTech International Corp., “A”	239,755	13,498,206
		$ 26,707,827
Apparel Manufacturers – 0.8%
Skechers USA, Inc., “A” (a)	553,289	$ 14,938,803
Automotive – 0.5%
Visteon Corp. (a)	121,161	$ 8,944,105
Brokerage & Asset Managers – 1.6%
Apollo Global Management LLC, “A”	299,251	$ 8,435,886
TMX Group Ltd.	356,434	21,158,280
		$ 29,594,166
Business Services – 3.4%
BrightView Holdings, Inc. (a)	741,789	$ 9,346,541
EVO Payments, Inc., “A” (a)	426,187	11,161,838
Forrester Research, Inc.	246,292	11,511,688
PRA Group, Inc. (a)	395,172	12,060,649
Travelport Worldwide Ltd.	1,168,998	17,862,290
		$ 61,943,006
Computer Software – 1.4%
8x8, Inc. (a)	517,206	$ 10,194,130
Sabre Corp.	585,484	14,970,826
		$ 25,164,956
Computer Software - Systems – 3.5%
Kinaxis, Inc. (a)	89,288	$ 4,993,112
Model N, Inc. (a)	730,659	10,031,948
NICE Systems Ltd., ADR (a)	69,869	8,114,586
Presidio, Inc.	1,266,508	17,832,433
Verint Systems, Inc. (a)	474,587	21,560,487
		$ 62,532,566
Construction – 4.9%
Armstrong World Industries, Inc.	160,411	$ 10,745,933
Eagle Materials, Inc.	120,398	8,789,054
GMS, Inc. (a)	533,093	10,016,817
Owens Corning	584,219	30,467,021
Toll Brothers, Inc.	866,079	28,554,625
		$ 88,573,450
Consumer Products – 1.8%
Prestige Brands Holdings, Inc. (a)	320,757	$ 12,451,787
Sensient Technologies Corp.	308,298	19,811,229
		$ 32,263,016
Containers – 3.3%
Berry Global Group, Inc. (a)	593,149	$ 29,847,258
Graphic Packaging Holding Co.	2,447,149	29,341,316
		$ 59,188,574
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.4%
AZZ, Inc.	233,714	$ 11,157,506
HD Supply Holdings, Inc. (a)	532,943	21,264,426
TriMas Corp. (a)	531,982	15,443,438
WESCO International, Inc. (a)	258,869	13,826,193
		$ 61,691,563
Electronics – 2.4%
nLIGHT, Inc. (a)	498,362	$ 9,518,714
OSI Systems, Inc. (a)	264,887	19,177,819
Plexus Corp. (a)	227,338	13,876,712
		$ 42,573,245
Energy - Independent – 0.9%
Diamondback Energy, Inc.	139,871	$ 15,438,921
Engineering - Construction – 1.8%
Construction Partners, Inc., “A” (a)(h)	869,828	$ 8,515,616
KBR, Inc.	1,279,679	23,763,639
		$ 32,279,255
Entertainment – 1.9%
IMAX Corp. (a)	775,795	$ 14,398,755
Merlin Entertainment	3,203,677	13,760,700
Parques Reunidos Servicios Centrales S.A.U.	411,929	5,362,967
		$ 33,522,422
Food & Beverages – 3.7%
Cal-Maine Foods, Inc.	276,710	$ 12,927,891
Hostess Brands, Inc. (a)	1,513,710	17,634,722
Sanderson Farms, Inc.	219,948	24,889,316
TreeHouse Foods, Inc. (a)	230,537	12,126,246
		$ 67,578,175
Gaming & Lodging – 0.5%
Wyndham Hotels Group, LLC	189,123	$ 9,480,736
Insurance – 2.6%
Everest Re Group Ltd.	72,413	$ 16,081,479
Hanover Insurance Group, Inc.	131,666	15,103,407
Safety Insurance Group, Inc.	80,037	7,028,849
Third Point Reinsurance Ltd. (a)	910,593	9,397,320
		$ 47,611,055
Leisure & Toys – 1.0%
Brunswick Corp.	344,122	$ 18,252,231
Machinery & Tools – 5.3%
AGCO Corp.	196,787	$ 11,744,248
Gardner Denver Holdings, Inc. (a)	316,460	7,832,385
ITT, Inc.	246,431	13,664,599
Kennametal, Inc.	611,954	25,591,916
Regal Beloit Corp.	244,758	19,135,181
Ritchie Bros. Auctioneers, Inc.	499,600	17,376,088
		$ 95,344,417
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.1%
HMS Holdings Corp. (a)	301,898	$ 10,789,834
Premier, Inc., “A” (a)	664,215	26,342,767
		$ 37,132,601
Medical Equipment – 0.4%
Steris PLC	59,691	$ 7,108,004
Natural Gas - Distribution – 2.7%
New Jersey Resources Corp.	482,403	$ 23,411,018
South Jersey Industries, Inc.	819,770	25,576,824
		$ 48,987,842
Oil Services – 4.2%
Apergy Corp. (a)	174,129	$ 5,969,142
Forum Energy Technologies, Inc. (a)	1,013,213	6,778,395
Frank's International N.V. (a)	2,627,165	19,309,663
Liberty Oilfield Services, Inc. (l)	425,308	7,366,335
NOW, Inc. (a)	1,415,560	19,095,904
Patterson-UTI Energy, Inc.	1,176,660	16,332,041
		$ 74,851,480
Other Banks & Diversified Financials – 18.2%
Air Lease Corp.	313,461	$ 12,181,094
Bank of Hawaii Corp.	276,300	22,034,925
Berkshire Hills Bancorp, Inc.	263,163	8,987,016
Brookline Bancorp, Inc.	1,152,158	17,835,406
Cathay General Bancorp, Inc.	450,312	17,818,846
Element Fleet Management Corp.	3,420,517	18,149,735
First Hawaiian, Inc.	1,085,514	28,245,074
Hanmi Financial Corp.	716,149	16,070,384
Lakeland Financial Corp.	489,485	22,663,155
Legacytextas Financial Group, Inc.	531,899	20,643,000
Prosperity Bancshares, Inc.	415,449	28,828,006
Sandy Spring Bancorp, Inc.	358,575	12,915,872
Signature Bank	223,357	27,546,619
TCF Financial Corp.	825,862	18,573,636
Textainer Group Holdings Ltd. (a)	791,934	8,830,064
UMB Financial Corp.	417,412	28,246,270
Wintrust Financial Corp.	226,819	17,544,450
		$ 327,113,552
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$ 4,809,200
Pollution Control – 2.1%
Advanced Disposal Services, Inc. (a)	684,884	$ 18,457,624
Evoqua Water Technologies LLC (a)	1,179,294	10,778,747
Stericycle, Inc. (a)	185,008	8,893,335
		$ 38,129,706
Printing & Publishing – 0.9%
Multi-Color Corp.	375,126	$ 16,655,594
Real Estate – 10.5%
Brixmor Property Group Inc., REIT	1,020,931	$ 16,845,361
Corporate Office Properties Trust, REIT	589,665	14,429,103
Equity Commonwealth, REIT	515,628	16,381,502
Industrial Logistics Properties Trust, REIT	173,325	3,651,958
Life Storage, Inc., REIT	239,664	23,400,793
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	1,873,852	$ 32,361,424
Select Income REIT	1,709,161	32,986,807
STAG Industrial, Inc., REIT	1,016,859	27,241,653
Store Capital Corp., REIT	701,318	21,011,487
		$ 188,310,088
Specialty Chemicals – 3.1%
Axalta Coating Systems Ltd. (a)	359,351	$ 8,994,556
Ferro Corp. (a)	989,891	19,104,896
Ferroglobe PLC	1,219,864	2,695,899
RPM International, Inc.	166,317	10,968,606
Univar, Inc. (a)	619,448	13,417,244
		$ 55,181,201
Specialty Stores – 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	481,331	$ 11,243,892
Michaels Co., Inc. (a)	809,304	13,733,889
Urban Outfitters, Inc. (a)	222,120	8,460,551
Zumiez, Inc. (a)	663,753	13,089,209
		$ 46,527,541
Utilities - Electric Power – 3.9%
Black Hills Corp.	557,927	$ 36,940,347
Portland General Electric Co.	699,429	33,677,506
		$ 70,617,853
Total Common Stocks		$1,749,047,151
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	39,808,968	$ 39,808,968
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j)	3,424,464	$ 3,424,464

Other Assets, Less Liabilities – 0.4%		6,639,290
Net Assets – 100.0%		$1,798,919,873
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,324,584 and $1,743,955,999, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,646,492,419	$—	$—	$1,646,492,419
Canada	61,677,214	—	—	61,677,214
United Kingdom	—	13,760,701	—	13,760,701
China	8,830,064	—	—	8,830,064
Israel	8,114,586	—	—	8,114,586
Spain	5,362,967	—	—	5,362,967
Mexico	4,809,200	—	—	4,809,200
Mutual Funds	43,233,432	—	—	43,233,432
Total	$1,778,519,882	$13,760,701	$—	$1,792,280,583
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Construction Partners, Inc., “A”	—	869,828	—	869,828
MFS Institutional Money Market Portfolio	25,271,435	533,707,909	(519,170,376)	39,808,968
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Construction Partners, Inc., “A”	$—	$(1,829,620)	$—	$—	$8,515,616
MFS Institutional Money Market Portfolio	(4,057)	1,547	—	440,834	39,808,968
	$(4,057)	$(1,828,073)	$—	$440,834	$48,324,584

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2019

*	Print name and title of each signing officer under his or her signature.